Leases - Schedule of Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 7,162
2025	4,961
2026	4,128
2027	3,719
2028	3,725
2029 & thereafter	18,382
Total commitments	42,077
Less: effect of discounting cash flows to their present value	(9,063)
Operating lease liabilities	$ 33,014	$ 32,965